Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
CONTINGENCIES
Currently and from time to time, we are defendants in various legal and regulatory actions. While we cannot determine the ultimate outcome of these actions, we believe their resolution will not have a material adverse effect on our financial condition, results of operations or liquidity. However, we cannot give any assurance as to their ultimate outcome.